LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incurred net loss	$ 3,139,691	$ 1,368,016	$ 1,609,697	$ 3,576,614
Working capital	$ 8,982,011		$ 7,307,979